Basis of Presentation (Details) - Schedule of subsidiary	12 Months Ended
Dec. 31, 2022
Versus Systems (Holdco) Inc. [Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Name of Subsidiary	Versus Systems (Holdco) Inc.
Place of Incorporation	United States of America
Proportion of Ownership Interest	81.90%
Principal Activity	Holding Company
Versus Systems UK, Ltd. [Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Name of Subsidiary	Versus Systems UK, Ltd.
Place of Incorporation	United Kingdom
Proportion of Ownership Interest	81.90%
Principal Activity	Sales Company
Versus LLC [Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Name of Subsidiary	Versus LLC
Place of Incorporation	United States of America
Proportion of Ownership Interest	81.90%
Principal Activity	Technology Company
Xcite Interactive, Inc. [Member]
Basis of Presentation (Details) - Schedule of subsidiary [Line Items]
Name of Subsidiary	Xcite Interactive, Inc.
Place of Incorporation	United States of America
Proportion of Ownership Interest	100.00%
Principal Activity	Technology Company